UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F COVER PAGE

Report for the Calendar Year or
Quarter Ended:

March 31, 2012

Check here if Amendment	 [   ];
Amendment Number: ______

This Amendment (Check only one.):
[   ] is a restatement.
[   ] adds new holdings entries.

Institutional Investment Manager Filing
this Report:

Name:     	Beutel, Goodman & Company  Ltd.
Address: 	20 Eglinton Avenue West
               	Suite 2000
                Toronto, Ontario  M4R 1K8

Form 13F File Number: 28-11939

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of
Reporting Manager:

Name:   	Michael James Gibson
Title:  	Managing Director, Chief Compliance Officer
Phone:   	416-932-6337

Signature, Place, and Date of Signing:

___________________________________
[Signature]


Toronto, Ontario, Canada	April 16, 2012
[City, State] 			[Date]

Report Type (Check only one.):

[ X  ] 13F HOLDINGS REPORT.
(Check here if all holdings of this
reporting manager are reported in this report.)

[   ] 13F NOTICE.
(Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT.
(Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                                                                        Form 13F File Number
           31-Mar-12                                                                    28 - 11939

FX: 1.0009
                                                   FX Total     Shares Investment Other    Voting Authority
Name of Issuer      Title of Class        CUSIP   (x $1000)            Discretion  Mgr.      Sole  Shared    None
Agrium Inc.                 Common       8916108     139,168   1,615,085           Sole   1,430,570         184,515
Bank of Nova Scotia         Common      64149107     449,374   8,034,533           Sole   7,078,866         955,667
Baytex Energy Corp.         Common     07317Q105     123,010   2,373,022           Sole   2,025,987         347,035
Cameco Corp.                Common     13321L108     179,046   8,355,220           Sole   7,524,720         830,500
CIBC                        Common     136069101     456,765   5,985,751           Sole   5,284,519         701,232
CDN National Railway        Common     136375102     295,916   3,729,662           Sole   3,305,279         424,383
CDN Pacific Railway         Common     13645T100     279,706   3,691,110           Sole   3,300,265         390,845
Cenovus Energy Inc.         Common     15135U109     241,644   6,724,980           Sole   6,017,500         707,480
Encana                      Common     292505104     123,337   6,290,238           Sole   5,660,588         629,650
Magna Intl  Inc.            Common     559222401     277,952   5,838,985           Sole   5,212,645         626,340
Manulife Financial          Common     56501R106     289,972  21,444,205           Sole  19,202,845        2,241,36
Molson Coors Canada ExchNonVot CLB     608711206     301,479   6,674,233           Sole   5,981,083         693,150
Potash Corp. of Sask        Common     73755L107     240,389   5,273,889           Sole   4,667,714         606,175
Rogers CommunicationClass BNonVotin    775109200     349,110   8,807,978           Sole   7,848,127         959,851
Royal Bank CDA              Common     780087102     590,606  10,207,142           Sole   8,972,682        1,234,46
Talisman Energy Inc         Common     87425E103     196,266  15,637,184           Sole  13,837,885        1,799,29
Thomson Reuters Corp        Common     884903105     112,689   3,903,883           Sole   3,450,238         453,645
Toronto Dominion Ban        Common     891160509     691,688   8,162,843           Sole   7,222,208         940,635

Total                                              5,338,117




FORM 13F SUMMARY PAGE

Report Summary:  March 31, 2012

Number of Other Included Managers:
	None

Form 13F Information Table Entry Total:
	18

Form 13F Information Table Value Total:
	5,338,117   (thousands)

List of Other Included Managers:
	None


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state
NONE and omit the column headings and list entries.]


No. Form 13F File Number Name
28-11939
[Repeat as necessary.]